Restated Net Income (Loss) Per Common Share	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Restated Net Income (Loss) Per Common Share

As referenced in note A “Basis of Presentation”, the Company identified an error in the calculation of net income (loss) per common share since the filing of the 10-K on December 31, 2012. All references or presentations of net income (loss) per common share have been restated from the original filing of the 10-Q on May 4, 2012.

Basic net income (loss) per share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the two-class method. Previously the Company used the weighted average number of shares of common stock outstanding during the period.

The restatement to our calculation relates to an unaccounted term in our preferred shares, preferred warrants and the majority of our common warrants (59,149,999 warrants). Each of these shares and warrants would participate in any potential common stock dividends declared by the Company. Dividend participation by these shares and warrants requires the two-class method of net income (loss) per share calculation in accordance with ASC 260-10-45-60.

Our previous basic income (loss) per share calculation was as follows:

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480

Net income (loss) per share – basic	$0.05	$0.10

Our restated basic income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended		Six months ended
Net income		$2,763		$5,740

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	60,490	$1,381	60,480	$2,868
Participating common stock warrants	59,150	$1,350	59,150	$2,805
Participating series B preferred stock	526	$12	526	$25
Participating series B preferred warrants	896	$20	896	$42
	121,062	$2,763	121,052	$5,740
Numerator:
Weighted-average net income (loss)		$1,381		$2,868
Denominator:
Weighted-average number of basic shares	60,490		60,480
Basic net income (loss) per share		$0.02		$0.05

Diluted net income (loss) per share

The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the two-class method, and when appropriate, the treasury method. Previously the Company used the weighted average number of shares of common and dilutive potential common shares outstanding during the applicable period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

The restatement to our calculation relates to the required removal of fair value adjustments relating to our common stock warrants subject to warrant liability accounting from our calculation of net income (loss) available to diluted shareholders. Each of these warrants would participate in any potential common stock dividends in the future. The Company did not account for the removal of any non-cash gain (loss) from the fluctuation of the warrant liability associated with the incremental warrants in our calculation of net income (loss) per common share.

Our previous diluted income (loss) per share calculation was as follows:

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480
Dilutive securities – equity awards	11,204	36,864
Weighted-average number of shares – diluted	71,694	97,344

Net income (loss) per share – diluted	$0.04	$0.08

Our restated diluted income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended			Six months ended
Net income		$2,763			$5,740
Less gain (loss) on warrant liability:
Participating common warrants		3,046			6,867
Undistributed net income (loss)		$(283)			$(1,127)

Common stock and common stock equivalents in order of dilutive effect	Outstanding	Incremental Dilutive shares *	Diluted shares	Outstanding	Incremental Dilutive shares *	Diluted shares
Common stock	60,490		60,490	60,480		60,480
Participating common warrants	59,150	10,494	10,494	59,150	14,743	14,743
Participating preferred warrants	896	870	-	896	872	-
Series B preferred shares	526	526	-	526	526	-
Common stock options	9,228	184	-	9,228	349	-
Non-participating common stock warrants	3,228	163	-	3,228	235	-
			70,984			75,223
Numerator:
Weighted-average net income (loss)		$(283)			$(1,127)
Denominator:
Weighted-average number of basic shares		70,984			75,223
Diluted net income (loss) per share		$0.00			$(0.01)

* Treasury method applied

** Excluded as the effect is anti-dilutive